Subsequent Events	9 Months Ended
Sep. 30, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
15.	SUBSEQUENT EVENTS

On October 31, 2018 the Company completed several transactions (together, the “Transaction”), pursuant to which, among other things, a subsidiary of SQM sold its interest in Minera Exar to a subsidiary of Ganfeng. As a result of the Transaction, Lithium Americas’ interest in the Caucharí-Olaroz project increased from 50% to 62.5% with Ganfeng holding the remaining 37.5% interest. In connection with the Transaction, Ganfeng provided Lithium Americas with a new $100,000 unsecured, limited recourse, subordinated loan facility which can be used by the Company to fund a portion of its 62.5% share of Minera Exar’s capital expenditures related to the Caucharí-Olaroz project. In addition, Ganfeng provided a loan to Minera Exar to permit Minera Exar to repay $25,000 of its outstanding indebtedness to the Company, of which $17,100 was received by the Company and the balance is repayable by the end of 2018.  Upon closing the Transaction, restricted cash of $833 was released to the Company.

Subsequent to the period end, the Company received an additional $5,000 from a drawdown of its $205,000 credit facility and provided $9,000 in loans to Minera Exar to fund the development expenditures on the Cauchari-Olaroz project.